Cover	Feb. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2022
Entity File Number	000-55066
Entity Registrant Name	TARGET GROUP INC.
Entity Central Index Key	0001586554
Entity Tax Identification Number	46-3621499
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 Second Avenue West
Entity Address, City or Town	Simcoe
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N3Y 4L5
City Area Code	647
Local Phone Number	927-4644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false